Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	REDF
Entity Registrant Name	REDIFF COM INDIA LTD
Entity Central Index Key	0001103783
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	14,810,178